Annual Total Returns [BarChart] - Alight Money Market Fund - Administrative Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	0.03%
Annual Return 2012	0.03%
Annual Return 2013	0.03%
Annual Return 2014	0.02%
Annual Return 2015	0.03%
Annual Return 2016	0.06%
Annual Return 2017	0.19%
Annual Return 2018	1.19%
Annual Return 2019	1.59%
Annual Return 2020	0.22%